Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments Measured at Fair Value on Recurring Basis
The Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Papa John's International, Inc. common stock	$1,442,629	$—	$—	$1,442,629
Mutual funds	112,875,981	—	—	112,875,981
Total assets in fair value hierarchy	$114,318,610	$—	$—	114,318,610
Investments measured at NAV (a)				17,483,633
Investments at fair value				$131,802,243

	December 31, 2024
	Fair Value Measurements
	Level 1	Level 2	Level 3
Papa John's International, Inc. common stock	$1,574,475	$—	$—	$1,574,475
Mutual funds	92,728,378	—	—	92,728,378
Total assets in fair value hierarchy	$94,302,853	$—	$—	94,302,853
Investments measured at NAV (a)				17,405,254
Investments at fair value				$111,708,107
(a)    Includes pooled separate accounts and a collective trust fund which are measured using NAV as a practical expedient and are not classified in the fair value hierarchy. The fair value amounts presented in this table are shown for the purpose of reconciling to the Statements of Net Assets Available for Benefits.